Acquisition Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 01, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 305.2
CDW UK
Business Acquisition [Line Items]
Goodwill	$ 306.0
Percent of outstanding common stock purchased	65.00%
Non-controlling interest held	35.00%
Total percentage owned, after acquisition	100.00%